Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Shareholders' Equity (Detail)	6 Months Ended
Jun. 30, 2020 shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	17,940,035
Exercise of founder subscription warrants	16,080
Ending balance	17,956,115